Earnings/(Losses) per Share	12 Months Ended
Dec. 31, 2012
Earnings(Losses) Per Share [Abstract]
Earnings/(Losses) per Share
12.	Earnings/(Losses) per Share

On June 9, 2011, the Company extended the expiration date and reduced the exercise price for its 165,500 outstanding Class Z warrants. The expiration date of the Class Z warrants was extended to August 12, 2011 from July 26, 2011 and the exercise price per share was reduced to $1.80 per one-tenth (1/10) of a share of common stock, or $18 per whole share of common stock, from $25 per one-tenth (1/10) of a share, or $250 per whole share. As of August 12, 2011, 886 Class Z warrants had been exercised and 177 shares of Common Stock were issued; the remaining Class Z warrants expired unexercised. In addition, the 15,000 Class A warrants held by the founding shareholders, which had an exercise price of $25.00 per 1/10 share or $250 per whole share, were not exercised and expired on July 29, 2011.

On December 24, 2012, the 1,200 shares of common stock that were reserved for issuance upon the exercise of outstanding options were not exercised and expired.

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period, as adjusted to reflect the reverse stock split effective February 14, 2013. The computation of the dilutive common shares outstanding at December 31, 2012 and 2011 does not include the non vested restricted shares discussed in Note 14, as the Company reported losses for the years ended December 31, 2012 and 2011.

The components of the denominator for the calculation of basic earnings/(losses) per share and diluted earnings/(losses) per share for the years ended December 31, 2012, 2011 and 2010, respectively, adjusted to reflect the reverse stock split effective February 14, 2013 (Note 13), are as follows:

	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
Numerator
Net loss – basic and diluted	$(30,888)	$(88,196)	$(21,821)
Basic earnings per share denominator:
Weighted average common shares outstanding	837,173	648,507	631,360
Diluted earnings per share denominator:
Weighted average common shares outstanding	837,173	648,507	631,360
Dilutive common shares:
Options	—	—	—
Warrants	—	—	—
Restricted shares	—	—	—

Dilutive effect	—	—	—

Weighted average common shares – diluted	837,173	648,507	631,360

Basic income/(loss) per common share	$(36.90)	$(136)	$(34.56)
Diluted income/(loss) per common share	$(36.90)	$(136)	$(34.56)